FAIR VALUE MEASUREMENTS (Details)	Dec. 31, 2020 USD ($)
Fair Value, Inputs, Level 1 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	$ 805,017,218